BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

(a)Statement of compliance and basis of presentation

We have prepared these consolidated financial statements of the Company in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. The consolidated financial statements are presented in United States dollars.

On March 19, 2021, the Board of Directors approved these consolidated financial statements for issuance.

(b)Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned.  Where necessary, we have made adjustments to the financial statements of subsidiaries to bring their accounting policies in line with the accounting policies of the consolidated group.  We have eliminated all material intercompany transactions, balances, revenues, and expenses upon consolidation.

Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition or control and up to the effective date of disposition or loss of control.  Control is achieved when the Company has power over the investee, is exposed to or has rights to variable returns from its involvement with an investee, and has the ability to affect those returns through its power over the investee.

Orla Mining Ltd. is the ultimate parent entity of the group.  At December 31, 2020 and 2019, the principal subsidiaries of the Company, their geographic locations, and the ownership interests held by the Company, were as follows:

		Ownership
Name	Principal activity	Dec 31, 2020	Dec 31, 2019	Location
CR Acquisitions Ltd.	Inactive holding company	100%	100%	Canada
Orla Mining (Canada) Ltd.	Inactive holding company	100%	100%	Canada
Minerometalúrgica San Miguel S de RL de CV	Exploration	100%	100%	Mexico
Minera Camino Rojo SA de CV	Development	100%	100%	Mexico
Minera Cerro Quema SA	Exploration	100%	100%	Panama
Aurum Exploration Inc.	Inactive holding company	100%	100%	Panama
Monitor Gold Corporation	Exploration	100%	100%	USA

During the year ended December 31, 2020, Servicios Administrativos Camino Rojo SA de CV and Contrataciones Camino Rojo SA de CV were dissolved, and their net assets were transferred to Minera Camino Rojo SA de CV.